Cover	Dec. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2020
Entity File Number	001-39144
Entity Registrant Name	DISH NETWORK CORPORATION
Entity Central Index Key	0001001082
Entity Tax Identification Number	88-0336997
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	DISH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false